Inventories - Schedule of Inventories Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventory [Line Items]
Products	¥ 5,628,201		¥ 6,553,372
Others	28,979		26,815
Inventories	5,657,180		6,580,187
Inventory write-down	(625,111)		(935,474)
Total	¥ 5,032,069	$ 689,391	¥ 5,644,713